Note 16 - Acquisition - Allocation of Purchase Price of Acquisition (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 02, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business Combination, Bargain Purchase, Gain Recognized, Amount			$ 6,667	$ (0)	$ (0)
Green Giant [Member]
Inventories		$ 66,047	66,047
Property, plant and equipment		1,499	1,499
Trade name		1,900	1,900
ROU assets operating, net of unfavorable lease		9,254	9,254
Operating lease obligations		(9,684)	(9,684)
Accrued vacation		(41)	(41)
Deferred tax liabilities		(2,208)	(2,208)
Settlement of pre-existing net liability		1,368	1,368
Assets acquired and liabilities assumed		68,135	$ 68,135
Business Combination, Consideration Transferred	$ 61,500	61,468
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 6,700	$ 6,667